Non-current assets - right-of-use assets, Reconciliations (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Right-of-use assets [abstract]
Balance as at beginning of the period	$ 334	$ 71
Depreciation expense	(62)	(117)
Balance as at Ending of the period	266	$ 334
Minimum [member]
Right-of-use assets [abstract]
Lease term		1 year
Maximum [member]
Right-of-use assets [abstract]
Lease term		4 years
Plant and Equipment [Member]
Right-of-use assets [abstract]
Additions		$ 423
Depreciation expense	$ (68)	$ (160)